Share-based Compensation (Tables)	12 Months Ended
Jul. 31, 2022
Disclosure Of Detailed Information About Share Based Compensation [Abstract]
Schedule of stock option activity

	July 31, 2022		July 31, 2021
	Number of	Weighted average	Number of	Weighted average
	options	exercise price	options	exercise price
Opening balance	12,018,143	$10.63	7,503,691	$16.30
Granted	17,851,906	0.73	5,273,906	5.21
Replacement options issued on acquisition	162,009	7.19	905,902	3.81
Forfeited	(4,714,233)	4.47	(630,473)	12.80
Expired	(613,733)	22.20	(624,832)	25.95
Exercised	(17,024)	2.54	(410,051)	3.00
Closing balance	24,687,068	$0.73	12,018,143	$10.63

Schedule of stock option granted
		Options granted
Grant date	Exercise price ($)	Executives and directors	Non-executive employees	Total	Vesting terms	Expiry period
October 30, 2020	3.88	349,652	315,358	665,010	Terms A	10 years
December 22, 2020	5.44	380,673	960,100	1,340,773	Terms A	10 years
April 28, 2021	7.54	-	85,389	85,389	Terms A	10 years
June 17, 2021	7.43	75,000	45,613	120,613	Terms A	10 years
July 29, 2021	5.24	580,164	2,481,957	3,062,121	Terms A	10 years
Total		1,385,489	3,888,417	5,273,906
November 1, 2021	1.86	2,327,613	947,580	3,275,193	Terms A	10 years
March 21, 2022	0.75	2,491,034	2,254,069	4,745,103	Terms A	10 years
April 28, 2022	0.51	2,839,660	178,157	3,017,817	Terms A	10 years
June 16, 2022	0.28	6,192,033	621,760	6,813,793	Terms A	10 years
Total		13,850,340	4,001,566	17,851,906

Schedule of stock options outstanding
Exercise price	Number outstanding	Weighted average remaining life (years)	Number exercisable	Weighted average remaining life (years)
$0.28-$0.75	13,984,612	9.78	1,925,669	9.65
$1.86-$9.92	7,422,273	7.90	5,497,265	7.55
$10.76-$34.00	3,280,183	6.46	3,237,557	6.46
	24,687,068		10,660,491

Schedule of restricted share units activity
	July 31, 2022		July 31, 2021
	Value of units on		Value of units on
	Units	grant date	Units	grant date
Opening balance	550,832	$7.91	587,108	$8.41
Granted	1,517,236	1.74	24,008	3.17-7.17
Replacement units issued on acquisition	-	-	223,506	8.61
Exercised - equity settled	-	-	(223,506)	8.61
Exercised - cash settled	-	-	(25,483)	5.62-8.60
Forfeited	(34,801)	3.30	(34,801)	11.76
Closing balance	2,033,267	$3.24	550,832	$7.91

Schedule of restricted share units granted
		RSUs granted
Grant date	Unit value	Executive and directors	Non-executive employees	Vesting terms	Expiry period
October 30, 2020	$3.16	7,161	-	Terms A	10 years
June 17, 2021	$7.17	9,413	-	Terms A	10 years
July 29, 2021	$5.38	7,434	-	Terms A	10 years
Total		24,008
November 1, 2021	$1.74	1,517,236	-	Terms A	10 years
Total		1,517,236

Schedule of deferred share units activity
	July 31, 2022		July 31, 2021
	Units	Value of units	Units	Value of units
Opening balance	-	$-	-	$-
Granted	4,088,386	0.72	-	-
Closing balance	4,088,386	$0.24	-	$-

Schedule of fair value of stock options and restricted share units granted
	July 31, 2022	July 31, 2021
Exercise price (weighted average)	$6.84	$17.03
Share price (weighted average)	$6.69	$17.19
Risk-free interest rate (weighted average)	0.98%	1.24%
Expected life (years) of options (weighted average)	5	5
Expected annualized volatility (weighted average)	93%	85%

Schedule of equity-settled and cash-settled share-based payments
	July 31, 2022	July 31, 2021
	$	$
Stock option share-based compensation	13,506	12,863
RSU share-based compensation	-	287
Total share-based compensation	13,506	13,150

RSU cash-settled compensation	(189)	127
DSU cash-settled compensation	1,079	-
Total cash-settled compensation	890	127